Segment Information - Revenue By Geographic Areas (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 271.9	$ 187.5	$ 505.9	$ 359.5
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	80.3	43.0	146.5	82.5
South East Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	74.4	58.5	138.5	110.4
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	67.8	31.6	129.3	62.2
West Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	41.3	45.9	76.7	89.3
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 8.1	$ 8.5	$ 14.9	$ 15.1